13. Intangible assets	12 Months Ended
Dec. 31, 2017
Intangible Assets
Intangible assets
	Concession right	Other	Total
Cost	ARS 000	ARS 000	ARS 000

12-31-2016	724,883	98,222	823,105
12-31-2017	724,883	98,222	823,105

Amortization

01-01-2016	475,970	70,444	546,414
Amortization of the year	31,114	9,047	40,161
12-31-2016	507,084	79,491	586,575
Amortization for the year	31,114	17,583	48,697
12-31-2017	538,198	97,074	635,272

Net book value

12-31-2017	186,685	1,148	187,833
12-31-2016	217,799	18,731	236,530

Concession right of Piedra del Águila hydroelectric power plant

Includes the amounts paid as consideration for rights relating to the concession of Piedra del Águila hydroelectric power plant awarded by the Argentine government for a 30-year term, until December 29, 2023. The Group amortizes such intangible asset based on straight-line basis over the remaining life of the concession agreement.

For a concession arrangement to fall within the scope of IFRIC 12, usage of the infrastructure must be controlled by the concession grantor. This requirement is met when the following two conditions are met:

–	the grantor controls or regulates what services the operator must provide with the infrastructure, to whom it must provide them, and at what price; and

–	the grantor controls the infrastructure, i.e., retains the right to take back the infrastructure at the end of the concession.

Upon Resolution 95 passed by Argentine government our concession right of Piedra del Águila hydroelectric power plant met both conditions above.

The main features of the concession contract are as follows:

Control and regulation of prices by concession grantor: Pricing schedule approved by grantor;

Remuneration paid by: CAMMESA;

Grant or guarantee from concession grantor: None;

Residual value: Infrastructure returned to grantor for no consideration at end of concession;

Concession end date: December 29, 2023;

IFRIC 12 accounting model: Intangible asset.

Fees and royalties: the Intergovernmental Basin Authority is entitled to a fee of 2.5% of the plant’s revenues, and the provinces of Rio Negro and Neuquén are entitled to royalties of 12% of such revenues. For the years ended December 31, 2017, 2016 and 2015, the fees and royalties amounted 127,270, 46,518 and 84,197, respectively and they were shown in operating expenses in the consolidated statement of income.

Contractual capital investment obligations and obligations relating to maintenance expenditure on infrastructure under concession are nominal.